UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22135

Academy Funds Trust
(Exact name of registrant as specified in charter)

123 South Broad Street
Suite 1630
Philadelphia, PA 19109
(Address of principal executive offices) (Zip code)

Jonathan Kopcsik
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103
(Name and address of agent for service)

215-979-3754
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2008

Date of reporting period:  June 30, 2008

Item 1. Report to Stockholders.

SEMI-ANNUAL REPORT

June 30, 2008

ACADEMY FUNDS TRUST

Dear Fellow Shareholders,

June 30th, 2008 marked the conclusion of the Academy Funds’ first half-year period of operations.  Despite strong macroeconomic headwinds and a prevailing bearish US equity market sentiment, the first six months were a success; the Academy Funds remained true to the Academy philosophy and ever-focused on the goal of long-term capital appreciation.

Both Academy funds pursue investment strategies targeting long-term performance through a concentrated portfolio of securities.  Although the differing mandates of the funds are designed to offer distinct, albeit complementary, exposures, the value-driver in both is the same — acquiring long-term opportunities at a favorable price.  One of the challenges to me, the portfolio manager, is that favorable entry/exit points for long-term positions can become even more favorable tomorrow.

While “cheap stocks getting cheaper” poses a psychological challenge, you and I must stay true to what we are — strategic fundamental-analysis investors, not traders.  We do not cut losses when the rationale for a long-term investment remains unimpaired yet short-term market sentiment makes a stock purchased for a discount to its intrinsic value even cheaper a month later.  We buy businesses and we buy them at what we consider to be a great price; we leave the trading of short-term volatility to the punters.

The market action in the first half of 2008 presented a challenge to remain steadfast in objectively judging the value of an investment regardless of adverse price moves and histrionic noise (such an environment should not create obstinate conviction, nor should it result in paralyzing vacillation).  On the positive side, the opportunities for long-term investors abounded as a temporary (though not necessarily short-term) macroeconomic slowdown resulted in strong, defensible businesses being offered at what would have been considered “sale” prices last year.

Academy’s approach continues to be constructive, proactive, and never reactionary.  Forethought is the guiding light to long-term performance- a measure which must be judged over years rather than quarter-to-quarter.  I believe we will get to that day when we look behind us with satisfaction at the results of our commitment to sound strategy.  I, as always, stay focused on that future.

I thank you for your patronage and commend your continued confidence in sound financial theory.

Sincerely,

David Jacovini
President & Portfolio Manager

ACADEMY FUNDS TRUST

Past performance does not guarantee future results.

Mutual Fund investing involves risk; principal loss is possible. Along with general market risks, investors should also note that both funds are classified as non-diversified and may be more volatile than diversified funds that hold a greater number of securities. Additionally, both funds may invest in securities of foreign companies, which can be more volatile, less liquid, and subject to the risk of currency fluctuations. The Select Opportunities Fund is subject to additional principal risks. A possible higher turnover rate can lead to additional tax consequences and higher transaction costs. The fund may hold short positions and buy derivatives, which involve risks that vary from, and can exceed, the risks presented by holding long positions only. The Fund may also invest in small and mid-cap companies, which involve additional risks such as limited liquidity and greater volatility than large-cap companies. The fund may also invest in debt securities, which will typically decrease when interest rates rise. This risk is usually greater for longer-term debt securities. The Fund may use derivative instruments, such as options, futures and options on futures. Derivatives can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the Fund will not correlate with underlying instruments or the Fund’s other investments.

The above discussion is based on the opinions of David Jacovini and are subject to change. It is not intended to be a forecast of future events, a guarantee of future results and should not be considered a recommendation to buy or sell any security.

Must be preceded or accompanied by a prospectus.

The Academy Funds are distributed by Quasar Distributors, LLC.

ACADEMY FUNDS TRUST

Expense Example
For the Six Month Period Ended June 30, 2008 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) ongoing costs, including management fees, distribution and shareholder servicing (12b-1) fees, and other Fund expenses; and (2) a redemption fee if you sell your shares shortly after purchasing them.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2008 to June 30, 2008.

Actual Expenses

The table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

			Expenses Paid
	Beginning	Ending	During the
	Account Value	Account Value	Period Ended
	January 1, 2008	June 30, 2008	June 30, 2008*
Core Equity Fund	$1,000.00	$891.00	$9.40
Select Opportunities Fund	$1,000.00	$951.00	$9.70

*	Expenses are equal to the Funds’ annualized expense ratio of 2.00%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds with other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as any redemption

ACADEMY FUNDS TRUST

Expense Example
June 30, 2008 (Unaudited)(Continued)

fees.  Therefore, the table below is useful in comparing the ongoing costs only, and will not help you determine the relative total costs owning different funds.  In addition, if any redemption fees were included, your costs could have been higher.

			Expenses Paid
	Beginning	Ending	During the
	Account Value	Account Value	Period Ended
	January 1, 2008	June 30, 2008	June 30, 2008*
Core Equity Fund	$1,000.00	$1,014.92	$10.02
Select Opportunities Fund	$1,000.00	$1,014.92	$10.02

*	Expenses are equal to the Funds’ annualized expense ratio of 2.00%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the period).

ACADEMY FUNDS TRUST

Index Comparison (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Academy Core Equity Fund from its inception (December 31, 2007) to June 30, 2008 as compared with the S&P 500® Total Return Index.

Academy Core Equity Fund
Growth of a Hypothetical $10,000 Investment
at June 30, 2008 vs. S&P 500® Total Return Index

	Total Return
	Periods Ended June 30, 2008
	One Month	Since Inception
Academy Core Equity Fund	(8.33)%	(10.90)%
S&P 500® Total Return Index	(8.43)%	(11.91)%

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-877-386-3890.

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Total return calculations reflect the effect of the Advisor’s expense limitation agreement for each fund.  Returns shown for the Fund and the S&P 500® Total Return Index include the reinvestment of all dividends, if any.

The S&P 500® Total Return Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike a mutual fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses. You cannot invest directly in an index.

ACADEMY FUNDS TRUST

Index Comparison (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Academy Select Opportunities Fund from its inception (December 31, 2007) to June 30, 2008 as compared with the S&P 500® Total Return Index.

Academy Select Opportunities Fund
Growth of a Hypothetical $10,000 Investment
at June 30, 2008 vs. S&P 500® Total Return Index

	Total Return
	Periods Ended June 30, 2008
	One Month	Since Inception
Academy Select Opportunities Fund	(5.56)%	(4.90)%
S&P 500® Total Return Index	(8.43)%	(11.91)%

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-877-386-3890.

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Total return calculations reflect the effect of the Advisor’s expense limitation agreement for each fund.  Returns shown for the Fund and the S&P 500® Total Return Index include the reinvestment of all dividends, if any.

The S&P 500® Total Return Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike a mutual fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses. You cannot invest directly in an index.

ACADEMY FUNDS TRUST

Academy Core Equity Fund
Schedule of Investments – June 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS – 97.78%
Aerospace & Defense – 3.21%
Boeing Co.	1,000	$65,720
L-3 Communications Holdings, Inc.	358	32,532
		98,252
Biotechnology – 1.67%
Genzyme Corp. (a)	708	50,990
Commercial Banks – 4.18%
Bank of America Corp.	3,609	86,147
Wachovia Corp.	2,692	41,807
		127,954
Computers & Peripherals – 3.65%
Dell, Inc. (a)	1,700	37,196
EMC Corp. (a)	5,076	74,566
		111,762
Diversified Financial Services – 1.24%
CIT Group, Inc.	5,586	38,041
Diversified Telecommunication Services – 3.27%
Verizon Communications, Inc.	2,823	99,934
Energy Equipment & Services – 4.85%
Nabors Industries Ltd. (a)	3,016	148,478
Food & Staples Retailing – 10.62%
CVS Caremark Corp.	8,216	325,107
Health Care Equipment & Supplies – 3.86%
Medtronic, Inc.	1,564	80,937
Zimmer Holdings, Inc. (a)	548	37,291
		118,228
Health Care Providers & Services – 4.58%
Aetna, Inc.	2,681	108,661
Quest Diagnostics, Inc.	648	31,409
		140,070
Industrial Conglomerates – 7.34%
General Electric Co.	8,419	224,703

The accompanying notes are an integral part of these financial statements.

ACADEMY FUNDS TRUST

Academy Core Equity Fund
Schedule of Investments – June 30, 2008 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS (Continued)
Insurance – 6.09%
Genworth Financial, Inc.	3,136	$55,852
Hartford Financial Services Group, Inc.	2,023	130,625
		186,477
Internet Software & Services – 3.23%
Yahoo!, Inc. (a)	4,785	98,858
Machinery – 0.31%
Ingersoll-Rand Company Ltd.	251	9,395
Metals & Mining – 3.80%
Nucor Corp.	1,556	116,187
Multiline Retail – 4.79%
Target Corp.	3,155	146,676
Multi-Utilities – 3.86%
Duke Energy Corp.	6,800	118,184
Oil, Gas & Consumable Fuels – 10.81%
ConocoPhillips	2,047	193,216
Marathon Oil Corp.	2,050	106,333
XTO Energy, Inc.	458	31,378
		330,927
Pharmaceuticals – 1.60%
Wyeth	1,022	49,015
Real Estate Investment Trust – 2.50%
ProLogis	1,404	76,307
Semiconductor & Semiconductor Equipment – 5.17%
NVIDIA Corp. (a)	2,600	48,672
Texas Instruments, Inc.	3,889	109,514
		158,186
Software – 4.01%
Microsoft Corp.	852	23,439
Oracle Corp. (a)	4,729	99,309
		122,748

The accompanying notes are an integral part of these financial statements.

ACADEMY FUNDS TRUST

Academy Core Equity Fund
Schedule of Investments – June 30, 2008 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS (Continued)
Specialty Retail – 3.14%
Lowe's Companies, Inc.	4,627	$96,010
TOTAL COMMON STOCKS
(Cost $3,152,508)		2,992,489

	Principal
	Amount
SHORT-TERM INVESTMENTS – 25.24%
Investment Companies – 25.24%
Fidelity Institutional Government Portfolio	$772,452	772,452
TOTAL SHORT-TERM INVESTMENTS
(Cost $772,452)		772,452
Total Investments
(Cost $3,924,960) – 123.02%		3,764,941
Liabilities in Excess of Other Assets – (23.02)%		(704,581)
TOTAL NET ASSETS – 100.00%		$3,060,360

Percentages are stated as a percent of net assets.
(a)  Non Income Producing.
The accompanying notes are an integral part of these financial statements.

ACADEMY FUNDS TRUST

Academy Select Opportunities Fund
Schedule of Investments – June 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS – 56.58%
Commercial Services & Supplies – 3.79%
RSC Holdings, Inc. (a)	7,000	$64,820
Communications Equipment – 0.53%
China GrenTech Corporation Ltd. - ADR (a)	2,000	9,120
Diversified Financial Services – 3.49%
CIT Group, Inc.	8,754	59,615
Energy Equipment & Services – 15.14%
Bronco Drilling Co., Inc. (a)	939	17,259
Exterran Holdings, Inc. (a)	1,000	71,490
Pioneer Drilling Co. (a)	4,005	75,334
TETRA Technologies, Inc. (a)	4,000	94,840
		258,923
Leisure Equipment & Products – 2.82%
Marvel Entertainment, Inc. (a)	1,500	48,210
Machinery – 5.90%
American Science & Engineering, Inc.	1,956	100,792
Real Estate Management & Development – 8.44%
Tejon Ranch Co. (a)	4,000	144,240
Semiconductor & Semiconductor Equipment – 8.35%
ANADIGICS, Inc. (a)	14,500	142,825
Specialty Retail – 8.12%
Borders Group, Inc.	23,146	138,876
TOTAL COMMON STOCKS
(Cost $1,013,644)		967,421

CONVERTIBLE PREFERRED STOCKS – 4.78%
Diversified Financial Services – 4.78%
CIT Group, Inc., 8.75%	2,000	81,760
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $98,300)		81,760

The accompanying notes are an integral part of these financial statements.

ACADEMY FUNDS TRUST

Academy Select Opportunities Fund
Schedule of Investments – June 30, 2008 (Unaudited)(Continued)

	Contracts	Value
PURCHASED OPTIONS – 0.43%
Internet Software & Services – 0.43%
Yahoo!, Inc. Call Option
Expiration: August 2008, Exercise Price: $25.00	100	$5,700
Yahoo!, Inc. Call Option
Expiration: July 2008, Exercise Price: $25.00	100	1,600
		7,300
TOTAL PURCHASED OPTIONS
(Cost $12,500)		7,300

	Principal
	Amount
SHORT-TERM INVESTMENTS – 44.47%
Investment Companies – 44.47%
Fidelity Institutional Government Portfolio	$760,380	760,380
TOTAL SHORT-TERM INVESTMENTS
(Cost $760,380)		760,380
Total Investments
(Cost $1,884,824) – 106.26%		1,816,861
Liabilities in Excess of Other Assets – (6.26)%		(106,967)
TOTAL NET ASSETS – 100.00%		$1,709,894

Percentages are stated as a percent of net assets.
ADR – American Depository Receipt.
(a)  Non Income Producing.
The accompanying notes are an integral part of these financial statements.

ACADEMY FUNDS TRUST

Statements of Assets and Liabilities
June 30, 2008 (Unaudited)

	Academy	Academy Select
	Core Equity	Opportunities
	Fund	Fund
Assets:
Investments, at value*	$3,764,941	$1,816,861
Receivable for investments sold	84,566	—
Dividends, interest and other receivables	3,772	1,411
Receivable from Advisor	52,221	113,783
Prepaid assets	1,230	1,090
Total Assets	3,906,730	1,933,145

Liabilities:
Payable for investments purchased	813,512	149,151
Accrued 12b-1 fees	1,077	721
Accrued expenses and other liabilities	31,781	73,379
Total Liabilities	846,370	223,251
Net Assets	$3,060,360	$1,709,894

Net Assets Consist of:
Capital stock	$3,224,643	$1,769,958
Accumulated net investment income/(loss)	2,435	(2,101)
Accumulated net realized gain/(loss)	(6,699)	10,000
Net unrealized depreciation on investments	(160,019)	(67,963)
Net Assets	$3,060,360	$1,709,894

Shares of beneficial interest outstanding
(unlimited shares without par value authorized)	171,734	89,921
Net asset value price per share	$17.82	$19.02

* Cost of Investments	$3,924,960	$1,884,824

The accompanying notes are an integral part of these financial statements.

ACADEMY FUNDS TRUST

Statements of Operations
For the Six Months Ended June 30, 2008 (Unaudited)

	Academy	Academy Select
	Core Equity	Opportunities
	Fund	Fund
Investment Income:
Dividends	$14,967	$1,173
Interest	1,762	9,033
	16,729	10,206
Expenses:
Investment advisory fee	6,075	6,155
12b-1 fees	1,787	1,538
Administration fee	12,563	25,532
Professional fees	11,445	13,560
Transfer agent fees and expenses	9,734	21,851
Fund accounting fees	10,925	21,684
Registration fees	380	401
Trustee fees and expenses	10,007	20,864
Insurance expense	488	488
Custody fees	3,213	3,348
Printing and mailing expense	2,216	3,326
Other expenses	3,277	13,020
Total expenses before expense limitation	72,110	131,767
Less: Fees waived/Expenses paid by Advisor	(57,816)	(119,460)
Net expenses	14,294	12,307
Net Investment Income/(Loss)	2,435	(2,101)

Realized and Unrealized Gain/(Loss):
Net realized gain/(loss) on investments	(6,699)	6,300
Net realized gain on written options	—	3,700
Net change in unrealized
depreciation on investments	(160,019)	(67,963)
Net realized and unrealized
gain on investments	(166,718)	(57,963)
Net Decrease in Net Assets
Resulting from Operations	$(164,283)	$(60,064)

The accompanying notes are an integral part of these financial statements.

ACADEMY FUNDS TRUST

Statements of Changes in Net Assets

	Academy	Academy Select
	Core Equity	Opportunities
	Fund	Fund
	Six Months	Six Months
	Ended	Ended
	June 30, 2008	June 30, 2008
	(Unaudited)	(Unaudited)
Operations:
Net investment income/(loss)	$2,435	$(2,101)
Net realized gain/(loss) on investments
and written options	(6,699)	10,000
Net change in unrealized depreciation on investments	(160,019)	(67,963)
Net decrease in net assets resulting from operations	(164,283)	(60,064)

Fund Share Transactions:
Proceeds from shares sold	3,251,168	1,796,498
Cost of shares redeemed	(26,525)	(26,540)
Net increase in net assets from capital share transactions	3,224,643	1,769,958
Total increase in net assets	3,060,360	1,709,894

Net Assets:
Beginning of period	—	—
End of period*	$3,060,360	$1,709,894
*Including undistributed net
investment income/(loss) of	$2,435	$(2,101)

Change in Shares Outstanding:
Shares sold	173,111	91,289
Shares redeemed	(1,377)	(1,368)
Net increase	171,734	89,921

The accompanying notes are an integral part of these financial statements.

ACADEMY FUNDS TRUST

Academy Core Equity Fund
Financial Highlights

	Six Months Ended
	June 30, 2008
	(Unaudited)
Per share operating performance
(For a share outstanding throughout the period)

Net asset value, beginning of period	$20.00

Operations:
Net investment income	0.01
Net realized and unrealized loss	(2.19)
Total from investment operations	(2.18)
Change in net asset value for the period	(2.18)
Net asset value, end of period	$17.82

Total return	(10.90)%	[1]

Ratios/Supplemental Data
Net assets, end of period (000)	$3,060

Ratio of net expenses to average net assets:
Before expense limitation agreement	10.09%	[2]
After expense limitation agreement	2.00%	[2]

Ratio of net investment income to average net assets:
Before expense limitation agreement	(7.75)%	[2]
After expense limitation agreement	0.34%	[2]

Portfolio turnover rate	12.93%	[1]

1  Not annualized.
2  Annualized.
The accompanying notes are an integral part of these financial statements.

ACADEMY FUNDS TRUST

Academy Select Opportunities Fund
Financial Highlights

	Six Months Ended
	June 30, 2008
	(Unaudited)
Per share operating performance
(For a share outstanding throughout the period)

Net asset value, beginning of period	$20.00

Operations:
Net investment income	(0.02)
Net realized and unrealized loss	(0.96)
Total from investment operations	(0.98)
Change in net asset value for the period	(0.98)
Net asset value, end of period	$19.02

Total return	(4.90)%	[1]

Ratios/Supplemental Data
Net assets, end of period (000)	$1,710

Ratio of net expenses to average net assets:
Before expense limitation agreement	21.41%	[2]
After expense limitation agreement	2.00%	[2]

Ratio of net investment income to average net assets:
Before expense limitation agreement	(19.76)%	[2]
After expense limitation agreement	(0.34)%	[2]

Portfolio turnover rate	1.85%	[1]

1  Not annualized.
2  Annualized.
The accompanying notes are an integral part of these financial statements.

ACADEMY FUNDS TRUST

Notes to Financial Statements (Unaudited)

1.	ORGANIZATION

Academy Funds Trust (the “Trust”) was organized under Delaware law as a Delaware statutory trust on October 17, 2007 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and classified as an open-end management investment company.  The Trust consists of two separate mutual funds:  the Academy Core Equity Fund and the Academy Select Opportunities Fund (each a “Fund,” and collectively, the “Funds”), each of which commenced operations on December 31, 2007.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation:

Portfolio securities primarily listed or traded on a national or foreign securities exchange, except for bonds, are generally valued at the closing price on that exchange, unless such closing prices are determined to be not readily available pursuant to the Funds’ pricing procedures.  Exchange traded options are valued at the last reported sale price or, if no sales are reported, at the mean between bid and asked prices.  Non-exchange traded options are valued at fair value using a mathematical model.  Securities not traded on a particular day, over-the-counter securities, and government and agency securities are valued at the mean value between bid and asked prices.  Money market instruments having a maturity of less than 60 days are valued at amortized cost, which approximates market value.  Debt securities (other than short-term obligations) are valued on the basis of valuations provided by a pricing service when such prices are believed to reflect the fair value of such securities.  Foreign securities and the prices of foreign securities denominated in foreign currencies are translated to U.S. dollars at the mean between the bid and offer quotations of such currencies based on rates in effect as of the close of the London Stock Exchange.  Securities for which market quotations are not readily available are valued at fair value as determined in good faith and in a method approved by the Board.  The Trust will also use the fair value of a foreign security at the time of calculating its NAV when events following the close of foreign markets on which the foreign security trades indicate that such closing price does not reflect the foreign securities fair value.

ACADEMY FUNDS TRUST

Notes to Financial Statements (Unaudited) (Continued)

Options:

Each Fund may purchase and write put and call options on securities, currencies or indices and enter into related closing transactions.  When a Fund writes a put or call option, it is required to cover its obligation under the put or call option in accordance with the Fund’s stated investment strategies.  Any related realized and unrealized gains and losses are included in the Statement of Operations.  A Fund making use of options bears the market risk of an unfavorable change in the price of securities, currencies or indices underlying the options and is subject to the risk that the options will expire before being exercised.

Use of Estimates:

In preparing financial statements in conformity with GAAP, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from these estimates.

Expenses:

Expenses directly attributable to a Fund are charged to the Fund, while expenses attributable to more than one Fund within the Trust are allocated among the respective Funds based on relative net assets or another appropriate basis.

Federal Income Taxes:

The Funds intend to meet the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all net investment taxable income and net capital gains to shareholders in a manner which results in no tax cost to the Funds.  Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders:

Dividends from net investment income are declared and paid at least annually.  Distributions of net realized capital gains, if any, will be declared and paid at least annually.  Distributions to shareholders are recorded on the ex-dividend date.  The Funds may periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from GAAP.

ACADEMY FUNDS TRUST

Notes to Financial Statements (Unaudited) (Continued)

Guarantees and Indemnifications:

In the normal course of business, the Trust may enter into a contract with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims against the Trust that have not yet occurred. Based on experience, the Trust expects the risk of loss to be remote.

Other:

Investment transactions are recorded on the trade date.  The Trust determines the gain or loss realized from investment transactions by comparing the identified original cost of the security lot sold with the net sale proceeds.  Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

Effective January 1, 2008, the Trust became subject to Financial Accounting Standards Board (“FASB”) Interpretation No. 48 Accounting For Uncertainty in Income Taxes (“FIN 48”), a clarification of FASB Statement No. 109 Accounting for Income Taxes.  FIN 48 establishes financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return.  The adoption of FIN 48 had no impact on the Trust’s net assets or results of operations.

The Funds are subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.

The following is a summary of the inputs used, as of June 30, 2008, involving the Funds’ assets carried at value.  The inputs of methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

Description	Level 1	Level 2	Level 3	Total
Investments in Securities
Core Equity Fund	$3,764,941	$0	$0	$3,764,941
Select Opportunities Fund	1,816,861	0	0	1,816,861

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”) was issued and is effective for fiscal years beginning after November 15, 2008.  SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how

ACADEMY FUNDS TRUST

Notes to Financial Statements (Unaudited) (Continued)

derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.  Management is currently evaluating the implications of SFAS 161 and the impact on the Funds’ financial statement disclosures, if any, is currently being assessed.

3.	Distribution Plan

The Trust has adopted a Distribution and Service (12b-1) Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan is designed to compensate the Funds’ distributor, advisor, or others for certain promotional and other sales related costs and for providing related services.  For the period from January 1, 2008 to June 30, 2008, the Academy Core Equity Fund and the Academy Select Opportunities Fund paid $1,787 and $1,538, respectively, pursuant to the Plan.

4.	INVESTMENT ADVISOR AND OTHER AFFILIATES

The Trust has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with Academy Asset Management LLC (the “Advisor”). The Advisory Agreement provides for advisory fees computed daily and paid monthly at an annual rate of 0.85% and 1.00% of the Academy Core Equity Fund’s and Academy Select Opportunities Fund’s average daily net assets, respectively.

Under the terms of an Expense Limitations Agreement, the Advisor has contractually agreed, through December 31, 2008, to waive its advisory fees and/or assume as its own expense certain expenses otherwise payable by each Fund to the extent necessary to ensure that net annual fund operating expenses (excluding any taxes, interest, brokerage fees, certain insurance costs and extraordinary expenses) do not exceed 2.00% of average daily net assets. Pursuant to its expense limitation agreement for each Fund, the Advisor is entitled to recoup any fees that it waived and/or Fund expenses that it paid for a period of three years following such fee waivers and expense payments, to the extent that such recoupment by the Advisor will not cause the Fund to exceed any applicable expense limitation that was in place for the Fund when the fees were waived or expenses were paid. For the period ended June 30, 2008, the Advisor waived fees and assumed Fund expenses for the Academy Core Equity Fund and the Academy Select Opportunities Fund in the following amounts: $57,817 and $119,460, respectively.

The following table shows the amount of fees waived or expenses assumed by the Advisor subject to potential recovery expiring in:

Academy Core Equity Fund	Academy Select Opportunities Fund
2011 . . . . . . . $57,817	2011 . . . . . . . $119,460

ACADEMY FUNDS TRUST

Notes to Financial Statements (Unaudited) (Continued)

5.	INVESTMENT TRANSACTIONS

For the period ended June 30, 2008, purchases and sales of investment securities, other than short-term investments and short-term U.S. Government obligations were as follows:

	Academy Core	Academy Select
	Equity Fund	Opportunities Fund
Purchases:
U.S. Government	$—	$—
Other	3,345,606	1,128,994
Sales:
U.S. Government	$—	$—
Other	186,304	10,850

6.	FEDERAL INCOME TAX INFORMATION

At June 30, 2008, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

	Academy Core	Academy Select
	Equity Fund	Opportunities Fund
Cost of Investments	$3,924,960	$1,884,824
Gross Unrealized Appreciation	$101,116	$78,217
Gross Unrealized Depreciation	(261,135)	(146,180)
Net Unrealized Appreciation/
(Depreciation) on investments	$(160,019)	$(67,963)

As of June 30, 2008 the components of accumulated/(deficit) earnings on a tax basis were as follows:

	Academy Core	Academy Select
	Equity Fund	Opportunities Fund
Accumulated Capital
and Other Losses	$(4,264)	$7,899
Unrealized Appreciation/
(Depreciation) on Investments	(160,019)	(67,963)
Total Accumulated/(Deficit)	$(164,283)	$(60,064)

ACADEMY FUNDS TRUST

Additional Information (Unaudited)

1.	INVESTMENT ADVISORY AGREEMENT DISCLOSURE

At a December 4, 2007 meeting, the Board of Trustees of the Trust approved the Investment Advisory Agreement (the “Advisory Agreement”) for the Academy Select Opportunities Fund and the Academy Core Equity Fund (the “Funds”) with Academy Asset Management LLC (the “Advisor”).  The Advisory Agreement was approved by the full Board, as well as by the Trustees who are not interested persons (as such term is defined in the Investment Company Act of 1940, as amended) of the Trust and who are not parties to the Advisory Agreement or interested persons of any such party (“Independent Trustees”).

In reaching the decision to approve the Advisory Agreement, the Trustees considered information regarding, among other things, the nature of the services to be provided by the Advisor under the Advisory Agreement, the nature and qualifications of the Advisor’s investment staff, the Advisor’s investment process and compliance program, comparisons of the projected fees and expenses of the Funds under the Advisory Agreement with a peer group of funds, and the possibility of economies of scale arising with respect to the management of the Funds.  Based on the information provided by the Advisor, the Board was satisfied with the experience of the Advisor’s portfolio managers and with the Advisor’s investment process.  Because the Funds had not yet commenced investment operations, the Board could not consider the Advisor’s investment performance managing the Funds.  The Board considered the proposed fees payable by each Fund to the Advisor under the Advisory Agreement, and compared the proposed fees and projected expense ratios to those of similar mutual funds.  The Trustees also considered the financial condition and stability of the Advisor, the terms of the Advisory Agreement, and the effect of advisory and other fees on each Fund’s total expenses (including the proposed expense caps and the expense limitation commitment from the Advisor), including comparisons of expenses and expense ratios with those of comparable mutual funds.  The Board concluded that the level of fees proposed to be paid to the Advisor appeared to be within a reasonable range for the services to be provided.  The Board also discussed whether the Funds would be able to participate in any economies of scale in the event that the Funds reach a certain level of assets.  The Board noted the uncertainty of estimating future asset levels, and concluded that it would evaluate whether the Funds realize economies of scale after the Funds have commenced operations.

In light of these considerations and conclusions, with no single factor identified as being of paramount importance, the entire Board, including the Independent Trustees, unanimously concluded that the initial approval of the Investment Advisory Agreement was in the best interests of the Funds.

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INVESTMENT ADVISOR
Academy Asset Management LLC
123 South Broad Street, Suite 1630
Philadelphia, PA 19109

ADMINISTRATOR, FUND ACCOUNTANT & TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank, N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212

LEGAL COUNSEL
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

The Funds’ Proxy Voting Policies and Procedures are available without charge upon request by calling 1-877-386-3890. Information regarding how the Funds voted proxies relating to portfolio securities during the period ended June 30, 2008 is available by calling 1-877-386-3890 and on the SEC’s website at www.sec.gov.

The Funds’ complete schedule of portfolio holdings for the first and third quarters is filed with the SEC on Form N-Q. The Funds’ Form N-Q is available without charge, upon request, by calling 1-877-386-3890, on the SEC’s website at www.sec.gov, or at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer has reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on his review, he has concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to him by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Academy Funds Trust

By (Signature and Title)*   /s/ David Jacovini
David Jacovini, President

Date  8/27/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ David Jacovini
David Jacovini, President & Treasurer

Date  8/27/08

* Print the name and title of each signing officer under his or her signature.